Note 13 - Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
US Denominated
USD
Cash	35,362
Accounts receivable	714,934
Accounts payable	79,616